BLACKROCK BALANCED CAPITAL FUND, INC.
(the "Fund")
Supplement dated May 8, 2012 to the
Prospectus, dated January 27, 2012
Effective immediately, the following changes are made to the Fund’s Prospectus:
The section of the Prospectus captioned “Fund Overview — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the BlackRock-advised fund complex. More information about these and other discounts is available from your financial professional and in the “Details about the Share Classes” section on page 25 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-73 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	4.50%[2]	1.00%[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3]	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	None	0.50%
Other Expenses	0.71%	0.93%	0.76%[4]	0.65%[4]	0.85%[4]
Other Expenses	0.71%	0.93%	0.76%[4]	0.65%[4]	0.85%[4]
Other Expenses of the Subsidiary[5]	—	—	—	—	—
Total Annual Fund Operating Expenses	1.39%	2.36%	2.19%	1.08%	1.78%
Fee Waivers and/or Expense Reimbursements[3]	(0.32)%	(0.32)%	(0.32)%	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement[3]	1.07%	2.04%	1.87%	0.76%	1.46%

[1]	A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more.
[2]	The CDSC for Investor B Shares is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” for the complete schedule of CDSCs.) There is no CDSC on Investor C Shares after one year.
[3]	As described in the Fund’s prospectus on pages 40-41, BlackRock has contractually agreed to waive its management fee by the amount of any management fees the Fund pays the manager of the Master Portfolios (defined below) indirectly through its investment in the Master Portfolios for as long as the Fund invests in the Master Portfolios. The contractual agreement may be terminated upon 90 days notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	Other expenses have been restated to reflect current fees.
[5]	The BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”) is newly organized and, accordingly, Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year of less than 0.01%.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$628	$847	$1,084	$1,726
Investor B Shares	$657	$990	$1,298	$2,119
Investor C Shares	$290	$588	$1,011	$2,190
Institutional Shares	$78	$243	$422	$942
Class R Shares	$149	$462	$797	$1,746
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Investor B Shares	$207	$640	$1,098	$2,119
Investor C Shares	$190	$588	$1,011	$2,190
The section of the Prospectus captioned “Fund Overview — Principal Investment Strategies of the Fund” is amended to add the following:
The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities. The Fund may also gain exposure to commodity markets by investing, through the Total Return Portfolio, up to 25% of its total assets in the Subsidiary, a wholly owned subsidiary of the Total Return Portfolio formed in the Cayman Islands, which invests primarily in commodity-related instruments.
The section of the Prospectus captioned “Fund Overview — Principal Risks of Investing in the Fund” is amended to add the following:
•	Commodities Related Investments Risks — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.
•	Subsidiary Risk — By indirectly investing in the Subsidiary through its investment in the Total Return Portfolio, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund or the Total Return Portfolio and are subject to the same risks that apply to similar investments if held directly by the Fund or the Total Return Portfolio (see “Commodities Related Investment Risks” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Total Return Portfolio wholly owns and controls the Subsidiary, and the Total Return Portfolio and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information (“SAI”) and could adversely affect the Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	BLACKROCK BALANCED CAPITAL FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000110055
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 8, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 8, 2012
Prospectus Date	rr_ProspectusDate	Jan 27, 2012
Supplement [Text Block]	bbcfi_SupplementTextBlock
BLACKROCK BALANCED CAPITAL FUND, INC.
(the "Fund")
Supplement dated May 8, 2012 to the
Prospectus, dated January 27, 2012
Effective immediately, the following changes are made to the Fund’s Prospectus:
The section of the Prospectus captioned “Fund Overview — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the BlackRock-advised fund complex. More information about these and other discounts is available from your financial professional and in the “Details about the Share Classes” section on page 25 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-73 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	4.50%[2]	1.00%[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3]	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	None	0.50%
Other Expenses	0.71%	0.93%	0.76%[4]	0.65%[4]	0.85%[4]
Other Expenses	0.71%	0.93%	0.76%[4]	0.65%[4]	0.85%[4]
Other Expenses of the Subsidiary[5]	—	—	—	—	—
Total Annual Fund Operating Expenses	1.39%	2.36%	2.19%	1.08%	1.78%
Fee Waivers and/or Expense Reimbursements[3]	(0.32)%	(0.32)%	(0.32)%	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement[3]	1.07%	2.04%	1.87%	0.76%	1.46%

[1]	A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more.
[2]	The CDSC for Investor B Shares is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” for the complete schedule of CDSCs.) There is no CDSC on Investor C Shares after one year.
[3]	As described in the Fund’s prospectus on pages 40-41, BlackRock has contractually agreed to waive its management fee by the amount of any management fees the Fund pays the manager of the Master Portfolios (defined below) indirectly through its investment in the Master Portfolios for as long as the Fund invests in the Master Portfolios. The contractual agreement may be terminated upon 90 days notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	Other expenses have been restated to reflect current fees.
[5]	The BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”) is newly organized and, accordingly, Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year of less than 0.01%.

Supplement One [Text Block]	bbcfi_SupplementOneTextBlock
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$628	$847	$1,084	$1,726
Investor B Shares	$657	$990	$1,298	$2,119
Investor C Shares	$290	$588	$1,011	$2,190
Institutional Shares	$78	$243	$422	$942
Class R Shares	$149	$462	$797	$1,746
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Investor B Shares	$207	$640	$1,098	$2,119
Investor C Shares	$190	$588	$1,011	$2,190
The section of the Prospectus captioned “Fund Overview — Principal Investment Strategies of the Fund” is amended to add the following:
The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities. The Fund may also gain exposure to commodity markets by investing, through the Total Return Portfolio, up to 25% of its total assets in the Subsidiary, a wholly owned subsidiary of the Total Return Portfolio formed in the Cayman Islands, which invests primarily in commodity-related instruments.
The section of the Prospectus captioned “Fund Overview — Principal Risks of Investing in the Fund” is amended to add the following:
•	Commodities Related Investments Risks — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.
•	Subsidiary Risk — By indirectly investing in the Subsidiary through its investment in the Total Return Portfolio, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund or the Total Return Portfolio and are subject to the same risks that apply to similar investments if held directly by the Fund or the Total Return Portfolio (see “Commodities Related Investment Risks” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Total Return Portfolio wholly owns and controls the Subsidiary, and the Total Return Portfolio and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information (“SAI”) and could adversely affect the Fund.

BLACKROCK BALANCED CAPITAL FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock
BLACKROCK BALANCED CAPITAL FUND, INC.
(the "Fund")
Supplement dated May 8, 2012 to the
Prospectus, dated January 27, 2012
Effective immediately, the following changes are made to the Fund’s Prospectus:
The section of the Prospectus captioned “Fund Overview — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the BlackRock-advised fund complex. More information about these and other discounts is available from your financial professional and in the “Details about the Share Classes” section on page 25 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-73 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	4.50%[2]	1.00%[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3]	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	None	0.50%
Other Expenses	0.71%	0.93%	0.76%[4]	0.65%[4]	0.85%[4]
Other Expenses	0.71%	0.93%	0.76%[4]	0.65%[4]	0.85%[4]
Other Expenses of the Subsidiary[5]	—	—	—	—	—
Total Annual Fund Operating Expenses	1.39%	2.36%	2.19%	1.08%	1.78%
Fee Waivers and/or Expense Reimbursements[3]	(0.32)%	(0.32)%	(0.32)%	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement[3]	1.07%	2.04%	1.87%	0.76%	1.46%

[1]	A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more.
[2]	The CDSC for Investor B Shares is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details about the Share Classes — Investor B Shares” for the complete schedule of CDSCs.) There is no CDSC on Investor C Shares after one year.
[3]	As described in the Fund’s prospectus on pages 40-41, BlackRock has contractually agreed to waive its management fee by the amount of any management fees the Fund pays the manager of the Master Portfolios (defined below) indirectly through its investment in the Master Portfolios for as long as the Fund invests in the Master Portfolios. The contractual agreement may be terminated upon 90 days notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	Other expenses have been restated to reflect current fees.
[5]	The BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”) is newly organized and, accordingly, Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year of less than 0.01%.

Supplement One [Text Block]	bbcfi_SupplementOneTextBlock
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$628	$847	$1,084	$1,726
Investor B Shares	$657	$990	$1,298	$2,119
Investor C Shares	$290	$588	$1,011	$2,190
Institutional Shares	$78	$243	$422	$942
Class R Shares	$149	$462	$797	$1,746
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Investor B Shares	$207	$640	$1,098	$2,119
Investor C Shares	$190	$588	$1,011	$2,190
The section of the Prospectus captioned “Fund Overview — Principal Investment Strategies of the Fund”is amended to add the following:
The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities. The Fund may also gain exposure to commodity markets by investing, through the Total Return Portfolio, up to 25% of its total assets in the Subsidiary, a wholly owned subsidiary of the Total Return Portfolio formed in the Cayman Islands, which invests primarily in commodity-related instruments.
The section of the Prospectus captioned “Fund Overview — Principal Risks of Investing in the Fund” is amended to add the following:
•	Commodities Related Investments Risks— Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.
•	Subsidiary Risk — By indirectly investing in the Subsidiary through its investment in the Total Return Portfolio, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund or the Total Return Portfolio and are subject to the same risks that apply to similar investments if held directly by the Fund or the Total Return Portfolio (see “Commodities Related Investment Risks” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Total Return Portfolio wholly owns and controls the Subsidiary, and the Total Return Portfolio and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information (“SAI”) and could adversely affect the Fund.